Significant Accounting Policies (Details Narrative) - USD ($)	Feb. 29, 2020	Nov. 30, 2019
Accounting Policies [Abstract]
Deferred revenue	$ 0	$ 75,000
Raw materials	172,830	172,830
Work in process	73,927	73,927
Finished goods	$ 0	$ 102,374